Capital management policies and procedures (Tables)	12 Months Ended
Dec. 31, 2024
Capital management policies and procedures [Abstract]
Capital Management Summary
As of December 31, 2024 and 2023, the amounts managed as capital are as follows:

	2024	2023
Stockholders’ equity	$2,108,440	$1,974,377
Cash and cash equivalents	(207,110)	(100,044)
Capital	$1,901,330	$1,874,333

Stockholders’ equity	$2,108,440	$1,974,377
Financial debt	477,048	76,513
Leasing liabilities	82,602	167,579
Overall financing	$2,668,090	$2,218,469

Capital-to-overall financing ratio	0.71	0.84